K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

Clifford J. Alexander D 202.778.9068 F 202.778.9100 clifford.alexander@klgates.com

May 18, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Clough Global Dividend and Income Fund (the “Fund”)

Registration Statement on Form N-2, File No. 811-21583

Ladies and Gentlemen:

On behalf of the Fund, transmitted herewith is a copy of the Fund’s Registration Statement on Form N-2, including exhibits, for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the “Registration Statement”). This filing is for a shelf registration of securities of the Fund (the “Shares”),

In accordance with Release No. IC-13768 (Feb. 14, 1984) (the “Release”), we hereby request a “limited review” of the Registration Statement on an expedited basis. Consistent with the Release, the disclosure in the Registration Statement is substantially similar to the disclosure set forth in the Prospectus and Statement of Additional Information filed on Form N-2 on May 21, 2021, (1933 Act Registration Statement No. 333-254017), except for the inclusion of updated information with respect to the Fund, its investment objective and policies, and the offering generally. We will provide supplementally copies of the prospectus and SAI showing changes.

If you have any questions relating to this filing, please do not hesitate to contact me at 703-380-8500.

Sincerely,

/s/ Clifford J. Alexander
Clifford J. Alexander

cc:	Sareena Khwaja-Dixon

ALPS Fund Services, Inc.

Mimi Gross

Clough Capital Partners L. P.